Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest

3.	Transactions with Parties-in-Interest

Legal, accounting, and other administrative fees are paid by the Plan Sponsor. The Plan is administered by the Plan Sponsor. Transamerica is the third-party administrator and record keeper for the Plan; however, the Plan Sponsor retains primary responsibility for administration. State Street Bank and Trust Company (the Trustee) acts as trustee and custodian for the Plan. Certain administrative functions are performed by employees of S&T Bancorp, Inc at no cost to the Plan.

At December 31, 2025 and 2024, respectively, the Plan held an aggregate of 354,390 and 361,784 shares of S&T Bancorp, Inc. common stock valued at $13,945,243 and $13,827,385. The Plan recorded dividend income of approximately $474,000 and $487,000 for the years ended December 31, 2025 and 2024, respectively.

During 2025 the Plan received participant and matching contributions of $365,166, change in value of $375,072 and withdrawals, transfers, fees and forfeitures of $1,096,487.